Warrants (Details 1) (Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrants [Member]
Summary of status of Company's warrant granted
Number of Shares Remaining Options/Warrants, Outstanding, beginning balance	2,954,250	1,651,250
Number of Shares Remaining Warrants, Granted	1,657,017	1,303,000
Number of Shares Remaining Warrants, Warrants expired/cancelled		0	0
Number of Shares Remaining Options/Warrants, Outstanding, balance	4,611,267	2,954,250	1,651,250
Number of Shares Remaining Options/Warrants, Exercisable	2,150,625	1,492,000
Weighted Average Exercise Price, Outstanding, beginning balance	$ 3.80	$ 5.61
Weighted Average Exercise Price, Warrant granted	$ 0.95	$ 1.94
Weighted Average Exercise Price, Outstanding, balance	$ 2.42	$ 3.80	$ 5.61
Weighted Average Exercise Price, Exercisable	$ 3.10	$ 4.76
Weighted-Average Remaining Contractual Term, Outstanding	7 years 3 months 22 days	8 years 3 months 18 days
Warrants granted, Weighted-Average Remaining Contractual Term		9 years 6 months
Weighted-Average Remaining Contractual Term, Outstanding, Ending balance		8 years 6 months
Weighted Average Remaining Contractual Term, Exercisable	5 years 1 month 13 days	7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0